Lease Liability - Schedule of Lease Liability Recognized (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Lease Liability Recognized [Abstract]
Balance		$ 135,337	$ 330,821
Accrued interest	6,682	4,663	25,942
Lease payables transferred back from AP for cash settlement, net of amounts reclass to AP		160,000
Cash payments	(347)	(300,000)	(60,000)
Accounts payable	(72,000)		(180,000)
Movement in exchange rates			18,574
Balance	$ 206,956		$ 135,337